Cover	Feb. 04, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	EXPLANATORY NOTES Except as otherwise indicated by context, references to the “Company,” “we,” “our,” “us” and words of similar import refer to “KonaTel, Inc.,” a Delaware corporation, formerly named Dala Petroleum Corp., which is the Registrant, and our wholly-owned subsidiaries, KonaTel, Inc., a Nevada corporation (“KonaTel Nevada”), Apeiron Systems, Inc., a Nevada corporation (“Apeiron Systems”), and IM Telecom, LLC, and Oklahoma limited liability company doing business as “Infiniti Mobile” (“IM Telecom”).
Document Period End Date	Feb. 04, 2022
Entity File Number	001-10171
Entity Registrant Name	KonaTel, Inc.
Entity Central Index Key	0000845819
Entity Tax Identification Number	80-0000245
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	500 N. Central Expressway
Entity Address, Address Line Two	Suite 202
Entity Address, City or Town	Plano
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75074
City Area Code	(214)
Local Phone Number	323-8410
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	None
Trading Symbol	None
Security Exchange Name	NONE